SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the years ended December 31,
	2024	2025	2025
	HK$	HK$	US$

Revenues	5,978,961	37,902,684	4,889,407

Allowance for credit losses	(67,263)	(5,475)	(706)
Employee compensation and benefits	(1,404,059)	(6,487,950)	(836,939)
Financial Advisory Fee	-	(1,558,250)	(201,013)
Information costs	(393,987)	(281,407)	(36,301)
Introduction fees	-	(2,699,690)	(348,257)
Lease expenses	(331,945)	(1,991,668)	(256,923)
Legal and professional fee	(40,000)	(775,012)	(99,976)
Rates and building management fees	(138,355)	(484,972)	(62,561)
Other general and administrative expenses	(561,706)	(787,792)	(101,624)

Other segment income, net	305,629	648,669	83,678

Income tax expense	-	-	-

Net income	3,347,275	23,479,137	3,028,785

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

The following table presents revenues by geographic area based on the location where services are provided:

	For the years ended December 31,
	2024	2025	2025
	HK$	HK$	US$

Hong Kong	5,978,961	37,902,684	4,889,407
Total revenues	5,978,961	37,902,684	4,889,407